Shareholder Report, Holdings (Details) - USCF Daily Target 2X Copper Index ETF	Jun. 30, 2026
Copper Futures Contract, Expiration: 9/28/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
Copper Futures Contract, Expiration: 12/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
custom:MicroCopperFuturesContractExpiration8272026Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Micro Copper Futures Contract, Expiration: 11/25/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Copper Futures Contract, Expiration: 3/29/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.60%

[1]	Does not round to 0.0%